Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2023
Cash and cash equivalents [abstract]
Summary of cash and cash equivalents

	December 31, 2023	December 31, 2022

Cash	$539,536	$276,734
Short-term bank deposits	937	3,001
	$540,473	$279,735